Income Tax (Tables)	6 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes

The components of the provision for income taxes were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	$	$	$	$
Current	(2,326)	(569)	(4,758)	(1,074)
Deferred	(146)	(274)	(292)	(548)
Income tax expense	(2,472)	(843)	(5,050)	(1,622)